Costs Incurred for Property Acquisition, Exploration and Development (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs, proved		$ 1,058,286	$ 93,894	$ 366,103
Property acquisition costs, unproved		24,310	19,975	5,293
Exploration and extension well costs		209,532	13,313	42,642
Development	[1]	487,777	356,270	198,423
Subtotal		1,779,905	483,452	612,461
MRD [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs, proved		74,490	56,108	87,857
Property acquisition costs, unproved		24,310	19,975	5,293
Exploration and extension well costs		209,532	13,313	212
Development		181,026	191,350	99,028
Subtotal		489,358	280,746	192,390
MEMP [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs, proved		983,796	37,786	278,246
Exploration and extension well costs				42,430
Development	[1]	306,751	164,920	99,395
Subtotal		$ 1,290,547	$ 202,706	$ 420,071

[1]	Amounts do not include costs for SPBPC and related support equipment.